Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of other operating income
Note 10.1 Other operating income

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Other income for services (1)	3,924	3,165	2,699	763
Bargain purchase on business combination (Note 32)	1,383	—	—	—
Surplus Gas Injection Compensation (SGIC)	—	—	—	291
Others	266	—	—	186

Total other operating income	5,573	3,165	2,699	1,240

(1)	Corresponds to services which are not directly connected with the main activity of the Company.

Schedule of other operating expenses
10.2 Other operating expenses

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Restructuring expenses (1)	(3,469)	(3,244)	(12,018)	—
Reorganization expenses	(1,417)	—	—	—
Reversal / (Allowance) Provision for materials and spare parts	627	(972)	(1,125)	—
Provision for environmental remediation (Note 22.2)	(463)	(816)	(1,168)	—
Provision for contingencies (Note 22.3)	(267)	(422)	(240)	(2)
Transaction cost related to the business combinations (Note 32)	—	—	(2,380)	—
Extraordinary tariff on SGIC	—	—	—	(133)
Others	—	(726)	(1,166)	—

Total other operating expenses	(4,989)	(6,180)	(18,097)	(135)

(1)	The Company recorded restructuring charges that includes payments, fees and other transaction costs; connected with modifications in the structure of the Group.